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                                BINGHAM DANA LLP
                               150 FEDERAL STREET
                        BOSTON, MASSACHUSETTS 02110-1726

                                   May 5, 1999

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      CGM Trust
                  Registration Statement on Form N-1A
                  (File Nos. 2-10653 and 811-82)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, CGM Trust, a Massachusetts business trust (the "Trust"), hereby certifies that the forms of the Prospectuses and Statements of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 88 to the Trust's registration statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on April 30, 1999, is the most recent amendment to the Trust's registration statement relating to each of the series of the Trust.

         Please call the undersigned at (617) 951-8383 or Jeremiah J. Bresnahan, Jr. at (617) 951-8724 or Thomas John Holton at (617) 951-8587, with any questions relating to this letter.

                                               Sincerely,

                                               Jennifer H. Hurford